Consolidated Statements of Shareholders' Deficit - A B T I Pharma [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]
Beginning balance, value at Mar. 31, 2019	$ 3			$ (1)
Shares, Issued, Beginning Balance at Mar. 31, 2019	2
Net loss
Ending balance, value at Mar. 31, 2020	$ 3			(1)
Shares, Issued, Ending Balance at Mar. 31, 2020	2
Ending balance, value at Mar. 31, 2020	$ 3			(1)
Shares, Issued, Ending Balance at Mar. 31, 2020	2
Net loss			(343,033)
Issuance of ordinary shares	133
Related party interest forgiven		1,544
Foreign currency translation adjustment				(14,022)
Ending balance, value at Mar. 31, 2021	$ 136	1,544	(343,033)	(14,023)
Shares, Issued, Ending Balance at Mar. 31, 2021	100
Ending balance, value at Mar. 31, 2021	$ 136	1,544	(343,033)	(14,023)
Shares, Issued, Ending Balance at Mar. 31, 2021	100
Ending balance, value at Mar. 31, 2021	$ 136	$ 1,544	$ (343,033)	$ (14,023)
Shares, Issued, Ending Balance at Mar. 31, 2021	100